Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of net loss adjusted for portion of income
For the Period from September 19, 2019 (Inception) Through December 31, 2019
Net income	$22,272
Less: Income attributable to common stock subject to possible redemption	(56,863)
Adjusted net loss available to common shares	$(34,591)
Weighted average shares outstanding, basic and diluted	5,864,684
Basic and diluted net loss per share	$(0.01)

	Three Months Ended June 30,	Six Months Ended June 30,
	2020	2020
Net (loss) income	$(179,478)	$1,055,583
Less: Income attributable to common stock subject to possible redemption	(58,645)	(1,334,961)
Adjusted net loss available to common shares	$(238,123)	$(279,378)

Weighted average shares outstanding, basic and diluted	8,215,417	8,200,875

Basic and diluted net loss per common share	$(0.03)	$(0.03)